Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line	Dec. 31, 2023
Brand name [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Brand name [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	10 years
Customer relationship [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	3 years
Customer relationship [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Software [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Patent [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	10 years